UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2005

Check here if Amendment:	XX; Amendment Number:	1
  This Amendment (Check only one.)  ___ is a restatement.
							  X  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Crosslink Capital, Inc.
Address:	Two Embarcadero Center, Suite 2200
		San Francisco, CA 94111

Form 13F File Number:	28-05263

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Michael J. Stark
Title:	President
Phone:	415-617-1800

Signature, Place and Date of Signing:

Michael J. Stark		San Francisco, CA		September 23, 2005

Report Type (Check only one.):

 X 	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	1

Form 13F Information Table Value Total:	57,607 x 1,000



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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NAME OF ISSUER                   TITLE OF       CUSIP          VALUE     SHARES      SH/  PUT/  INV     OTHER VOTING AUTH
                                 CLASS                         X1000                 PRN  CALL  DISC  MGR    SOLE  SHR NONE

EQUINIX, INC.                   COMMON         29444U502       57607     1329180     SH        SOLE        1329180


ETR\5531\007\1319048.01